Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	$ 757,283	$ 750,335
Allowance for credit losses		6,372	5,348
Net		750,911	744,987
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	494,192	493,160
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	46,030	40,055
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	22,579	22,505
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	52,617	51,325
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	12,750	11,009
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	63,365	62,771
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		344,182	349,279
Allowance for credit losses		1,084	899
Net		343,098	348,380
Residential mortgages [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	290,253	302,486
Residential mortgages [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	16,556	13,080
Residential mortgages [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	4,102	3,719
Residential mortgages [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	21,499	19,441
Residential mortgages [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,390	1,910
Residential mortgages [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	9,382	8,643
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		104,170	99,431
Allowance for credit losses		2,414	2,137
Net		101,756	97,294
Personal loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	80,732	78,427
Personal loans [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,200	2,556
Personal loans [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	5,424	5,025
Personal loans [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	5,081	4,766
Personal loans [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,349	2,115
Personal loans [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	3,976	3,712
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		291,822	287,107
Allowance for credit losses		1,637	1,229
Net		290,185	285,878
Business and government [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	114,991	105,277
Business and government [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	26,466	23,744
Business and government [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	12,004	12,819
Business and government [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	22,383	24,197
Business and government [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	6,327	5,541
Business and government [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	48,309	48,848
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	5,726	4,786
Allowance for credit losses		1,881	1,635
Net		3,845	3,151
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,564	1,054
Allowance for credit losses		514	440
Net		1,050	614
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,183	1,020
Allowance for credit losses		372	294
Net		811	726
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	691	761
Allowance for credit losses		372	352
Net		319	409
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,098	740
Allowance for credit losses		264	202
Net		834	538
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	356	301
Allowance for credit losses		97	67
Net		259	234
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	834	910
Allowance for credit losses		262	280
Net		572	630
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,864	1,386
Allowance for credit losses		498	406
Net		1,366	980
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,176	848
Allowance for credit losses		664	551
Net		512	297
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	2,686	2,552
Allowance for credit losses		719	678
Net		$ 1,967	$ 1,874

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	Interest income recognized on impaired loans during the year ended October 31, 2023 was $57 (2022 – $44).